COMMITMENTS AND CONTINGENT LIABILITIES - OPERATING LEASE COMMITMENTS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	¥ 257,122	¥ 344,878
Within one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	11,114	14,917
Between one and two years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	11,492	14,228
Between two and three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	10,730	13,966
Between three and four years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	10,552	13,217
Between four and five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	10,428	12,980
Thereafter [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	¥ 202,806	¥ 275,570